Notes Payable (Details) - Schedule of notes payable - DocGo Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes Payable (Details) - Schedule of notes payable [Line Items]
Equipment and financing loans payable, between 2.5% and 7.5% interest and maturing between January 2022 and May 2051	$ 1,903,288	$ 1,116,184
Loan received pursuant to the Payroll Protection Program Term Note		142,667
Total notes payable	1,903,288	1,258,851
Less: current portion of notes payable	600,449	664,357
Total non-current portion of notes payable	$ 1,302,839	$ 594,494